Recapitalization - Schedule of Number of NEW ERA Shares (Details) - Common Stock [Member] - Roth Ch Acquisition Co [Member]	6 Months Ended
Jun. 30, 2025 shares
Schedule of Number of NEW ERA Shares [Line Items]
NEW ERA Shares	8,623,205
NEW ERA Shares after Conversion Ratio	8,916,625